OPERATIONS AND CORPORATE REORGANIZATION - Additional Information (Detail 2) R$ / shares in Units, R$ in Thousands, m³ in Millions									12 Months Ended
	Nov. 14, 2022 BRL (R$)	Oct. 22, 2021 km m³ Number	Sep. 10, 2021 BRL (R$) shares	Sep. 09, 2021 BRL (R$) R$ / shares shares	Sep. 01, 2021 BRL (R$)	Aug. 23, 2021 BRL (R$)	Aug. 10, 2021 BRL (R$) shares	Jun. 01, 2021	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)		Dec. 31, 2021 BRL (R$)	Nov. 02, 2022	Sep. 30, 2022	May 23, 2022	Jan. 03, 2022	Oct. 29, 2021 BRL (R$)	Oct. 19, 2021 BRL (R$)	Sep. 04, 2021 BRL (R$)	May 31, 2021 BRL (R$) shares
Development of the Company
Acquisition consideration price									R$ 247,152
Proceeds from issue of share through follow-on offering										R$ 2,370		R$ 69,155
Amount to be paid for the acquisition of control of Gaspetro									12,152
Issue of shares for investment agreement										7,889,251		2,252,306
Profit for the year									R$ 4,884,744	R$ 2,820,875	[1]	6,696,460
Bradesco
Development of the Company
Preferred share issue (in shares)			R$ 810,015														R$ 630,000
Preferred share issued as percentage of share capital			4.47%
TUP Porto São Luis S.A. [member]
Development of the Company
Acquisition consideration price						R$ 804,803
Percentage of binding proposal for share capital acquisition						100.00%
Percentage of minority interest recognised						49.00%
Percentage of financial investment acquired													100.00%
Common shares [member]
Development of the Company
Number of shares issued | shares									1,874,070,932
Compass Gas E Energia S A [Member] | Investors
Development of the Company
Number of preferred shares agree to be subscribed (in shares) | shares																				30,853,032
Preferred stock agreed to be subsrcibed as a percent of share capital																				4.68%
Compass Contribution																				R$ 810,000
Compass Gas E Energia S A [Member] | Bradesco Vida e Previdência S.A. (“Bradesco”), BC Gestão de Recursos Ltda., Prisma Capital Ltda. and Nucleus Capital Ltda
Development of the Company
Preferred stock agreed to be subsrcibed as a percent of share capital																			7.68%
Preferred shares agree to be subscribed (in R$)																			R$ 1,440,000
Compass Gas E Energia S A [Member] | Class B preferred shares
Development of the Company
Compass Contribution												R$ 2,250,015
Raizen S A [Member]
Development of the Company
Number of shares not contributed in capital increase								2
Raizen S A [Member] | Preference shares [member]
Development of the Company
Number of shares issued | shares				906,712,350
Issue price (In R$ per share) | R$ / shares				R$ 7.4
Net amount				R$ 6,599,987
Issue of shares for investment agreement				6,709,671
Funding costs				R$ 109,684
Raizen S A [Member] | Preference shares [member] | Hédera Investimentos e Participações S.A
Development of the Company
Number of shares issued | shares							330,602,900
Subscription Bonus							R$ 2,423,944
Market value adjustment to subscription bonus							76,663
Subscription bonus net of market value adjustment							R$ 2,347,281
Preferred shares issued as percentage of share capital							3.22%
Raizen S A [Member] | Biosev S.A. [member]
Development of the Company
Additional payment for the acquisition							R$ 4,581,899
Cosan Lubes [member]
Development of the Company
Number of shares issued | shares									34,963,764
Percentage of financial investment acquired															100.00%
Comgas [member]
Development of the Company
Estimated investments to be made for sub-concession contracts									R$ 20,000,000
Rumo Malha Paulista S.A. [member]
Development of the Company
Estimated investments to be made for sub-concession contracts									R$ 6,100,000
Atlântico Participações Ltda. [member]
Development of the Company
Shareholding percentage						37.00%
CIP
Development of the Company
Anticipated payment of obligations with non-controlling preferred shareholders					R$ 182,373
Rumo [member] | Brado Logisticae Participacoes S A [member]
Development of the Company
Additional payment for the acquisition			R$ 388,739
Number of share acquired | shares			2,000
Percentage of financial investment acquired			15.42%
Proportion of ownership interest in subsidiary			77.65%
Compass Um Participacoes SA [member]
Development of the Company
Percentage of financial investment acquired																51.00%
Cosan Lubrificantese Especialidades S A [member]
Development of the Company
Tax credits granted																		R$ 208,118
China Communications Construction Company Limited | TUP Porto São Luis S.A. [member]
Development of the Company
Percentage of financial investment acquired						50.00%
Proportion of ownership interest in subsidiary						51.00%
Tellus Brasil Participacoes S.A. [member]
Development of the Company
Number of shares issued | shares									119,063,044
Percentage of financial investment acquired														12.40%
Janus Brasil Participacoes S.A. [member]
Development of the Company
Number of shares issued | shares									286,370,051
Percentage of financial investment acquired														12.40%
Elevacoes Portuarias S.A. [member]
Development of the Company
Additional payment for the acquisition	R$ 1,394,669
Proportion of ownership interest in subsidiary	80.00%
Income from the sale of investments	R$ 955,584
Rumo S.A. [member]
Development of the Company
Number of shares issued | shares									1,854,868,949
Compass Gas e Energia [Member] | Compass Um Participacoes SA [member] | Sulgás
Development of the Company
Length of distribution network (in KM) | km		1,400
Number of customers served | Number		79,000
Number of municipalities served | Number		41
Distributed volume of natural gas | m³		1.5
Percentage of financial investment acquired		51.00%

[1]	Amounts after the reclassification of the discontinued operation.